Share-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Sep. 29, 2019	Jul. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for future issuance						43,000,000
Number of options, granted			6,970,284		387,000
Weighted average exercise price, granted			$ 3.84		$ 2.01
Weighted average fair value at the grant date			$ 2.55		$ 1.35
Remaining contractual term			9 years 8 months 15 days		9 years 7 months 20 days
Intrinsic value of options outstanding					$ 707,130
Unrecognized equity-based compensation related to unvested stock options			$ 14,269,809		$ 491,574
Remaining weighted average service period for recognition			3 years 6 months 10 days		3 years 6 months 7 days
Share based compensation expense			$ 3,656,108	$ 1,324	$ 30,804
Stock options exercised			0
Options outstanding vested and exercisable			275,935
Roivant Sciences Ltd. (RSL) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		$ 453,122	$ 53,344	$ 836,750	$ 1,277,460
2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for grant	7,500,000			7,500,000			9,750,000
Share based compensation, description	For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company's common shares on the date of grant and the option will have a ten-year contractual term.
Share based compensation, contractual term	P10Y
Common shares available for future issuance			3,348,846		7,113,000